CONVERTIBLE NOTE PAYABLE, RELATED PARTY (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Convertible Note Payable Related Party
SCHEDULE OF RELATED PARTY CONVERTIBLE NOTES PAYABLE

Note payable, related party, consists of the following:

Issuance Date	Maturity Date	Interest Rate	Conversion Price (per share)		December 31, 2023	March 31, 2023
September 2022	September 2024	8%	$	N/A	$-	$27,000,000
Unamortized debt discount and deferred financing costs					-	(2,172,914)
					-	24,827,086
Less: current portion of note payable					-	24,827,086
Long-term note payable					$-	$-

Convertible notes payable consists of the following:

	Maturity	Interest	Conversion Price	As of March 31,
Issuance Date	Date	Rate	(per share)	2023	2022
April 2021	April 2024	8%	$ N/A	$27,000,000	$30,000,000
October 2017	October 2022	12%	$0.15	-	50,000
Total convertible notes payable				27,000,000	30,050,000
Unamortized debt discount and deferred financing costs				(2,172,914)	(20,151,230)
Subtotal				24,827,086	9,898,770
Less: current portion of convertible notes payable				24,827,086	9,898,770
Long-term convertible notes payable				$-	$-